Income Taxes (Details) - USD ($)	3 Months Ended	6 Months Ended		7 Months Ended	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Sep. 30, 2025	Sep. 30, 2024
Income Taxes [Line Items]
Gross deferred tax assets						$ 24,055,758	$ 22,732,768
Offset future taxable income percentage						80.00%
Foreign and state taxes		$ 3,590	$ 7,892			$ 8,492	3,650
Net operating loss						87,765,125
Net operating loss consist amount						9,820,637
Net operating loss expire amount						77,984,487
State net operating loss						47,161,308
Federal and state research and development tax credit						$ 1,894,431	$ 1,418,253
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage						50.00%
Los Altos Ventures Corp. [Member]
Income Taxes [Line Items]
Gross deferred tax assets	$ 8,400	8,400		$ 7,000	$ 7,000
Net operating loss carry-forwards	40,200	$ 40,200		$ 33,600	$ 33,600
Offset future taxable income percentage				80.00%	80.00%
Deferred tax assets				$ 7,100	$ 7,100
Foreign and state taxes